STOCK-BASED COMPENSATION PLANS Schedule of stock options outstanding and exercisable (Details) - 12 months ended Dec. 31, 2015	$ / shares shares	$ / shares CAD / shares shares	CAD / shares shares
Options Outstanding
Number of Options | shares	965,911	965,911	965,911
Weighted Average Remaining Option Life	2 years 6 months	2 years 6 months
Weighted Average Exercise Price (in dollars per share) | (per share)	$ 15.44	$ 15.44	CAD 21.47
Options Exercisable
Number Of options Exercisable (in shares) | shares	418,522	418,522	418,522
Weighted Average Exercise Price (in dollars per share) | (per share)	$ 10.35	$ 10.35	CAD 14.38
Range of exercise prices $5.38 - $8.45 U.S.
Options Outstanding
Number of Options | shares	293,562	293,562	293,562
Weighted Average Remaining Option Life	1 year 6 months	1 year 6 months
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 7.64	$ 7.64
Options Exercisable
Number Of options Exercisable (in shares) | shares	206,966	206,966	206,966
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 7.49	$ 7.49
Exercise price, low end of range (in dollars per share) | $ / shares	5.38
Exercise price, high end of range (in dollars per share) | $ / shares	$ 8.45
Range of exercise prices $7.48 - $11.75 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 10.62
Options Exercisable
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 10.41
Exercise price, low end of range (in dollars per share) | CAD / shares		$ 7.48
Exercise price, high end of range (in dollars per share) | CAD / shares		$ 11.75
Range of exercise prices $8.46 - $11.72 U.S.
Options Outstanding
Number of Options | shares	237,441	237,441	237,441
Weighted Average Remaining Option Life	2 years	2 years
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 11.17	$ 11.17
Options Exercisable
Number Of options Exercisable (in shares) | shares	138,421	138,421	138,421
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 11.09	$ 11.09
Exercise price, low end of range (in dollars per share) | $ / shares	8.46
Exercise price, high end of range (in dollars per share) | $ / shares	$ 11.72
Range of exercise prices $11.76 - $16.28 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 15.52
Options Exercisable
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 15.41
Exercise price, low end of range (in dollars per share) | CAD / shares		$ 11.76
Exercise price, high end of range (in dollars per share) | CAD / shares		$ 16.28
Range of exercise prices $11.73 - $19.46 U.S.
Options Outstanding
Number of Options | shares	228,609	228,609	228,609
Weighted Average Remaining Option Life	3 years 2 months	3 years 2 months
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 16.66	$ 16.66
Options Exercisable
Number Of options Exercisable (in shares) | shares	67,859	67,859	67,859
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 16.49	$ 16.49
Exercise price, low end of range (in dollars per share) | $ / shares	11.73
Exercise price, high end of range (in dollars per share) | $ / shares	$ 19.46
Range of exercise prices $16.29 - $27.05 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 23.16
Options Exercisable
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 22.92
Exercise price, low end of range (in dollars per share) | CAD / shares		$ 16.29
Exercise price, high end of range (in dollars per share) | CAD / shares		$ 27.05
Range of exercise prices $19.47 - $33.60 U.S.
Options Outstanding
Number of Options | shares	206,299	206,299	206,299
Weighted Average Remaining Option Life	4 years 1 month	4 years 1 month
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 30.12	$ 30.12
Options Exercisable
Number Of options Exercisable (in shares) | shares	5,276	5,276	5,276
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 24.10	$ 24.10
Exercise price, low end of range (in dollars per share) | $ / shares	19.47
Exercise price, high end of range (in dollars per share) | $ / shares	$ 33.6
Range of exercise prices $27.06 - $46.71 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 41.86
Options Exercisable
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 33.50
Exercise price, low end of range (in dollars per share) | CAD / shares		$ 27.06
Exercise price, high end of range (in dollars per share) | CAD / shares		$ 46.71